DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total revenues	$ 2,786,610	$ 3,617,500	$ 8,619,354	$ 6,207,431	$ 10,212,377	$ 937,069
TPT SpeedConnect
Total revenues			7,683,928	5,082,260	8,002,875	0
Copperhead Digital
Total revenues			0	176,640	189,511	400,763
K Telecom
Total revenues			35,291	38,719	53,605	119,860
San Diego Media
Total revenues			10,822	21,621	23,683	169,142
Blue Collar
Total revenues			877,607	888,191	1,941,955	219,474
Other
Total revenues			11,706	0	749	27,830
Services
Total revenues	$ 2,779,410	$ 3,612,550	$ 8,584,063	$ 6,168,712	$ 10,158,772	$ 817,209